Portfolio of Investments
Columbia Tax-Exempt Fund, October 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Corporate Bonds & Notes 0.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United States 0.0%
Anuvia Florida LLC(a),(b)
01/01/2029	5.000%	503,530	377,648
Total Corporate Bonds & Notes (Cost $503,530)			377,648

Exchange-Traded Fixed Income Funds 0.2%
	Shares	Value ($)
United States 0.2%
Columbia Multi-Sector Municipal Income ETF(c)	274,473	6,023,310
Total Exchange-Traded Fixed Income Funds (Cost $5,972,532)		6,023,310

Floating Rate Notes 0.2%
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
New Hampshire 0.0%
New Hampshire Health & Education Facilities Authority Act(d),(e)
Revenue Bonds
University of New Hampshire
Series 2012B-2 (Wells Fargo Bank)
07/01/2033	0.110%	405,000	405,000
New York 0.2%
New York City Transitional Finance Authority(d),(e)
Revenue Bonds
Future Tax Secured
Subordinated Series 2012C (JPMorgan Chase Bank)
11/01/2036	0.110%	3,520,000	3,520,000
Subordinated Series 2015 (JPMorgan Chase Bank)
02/01/2045	0.110%	1,280,000	1,280,000
Total			4,800,000
Total Floating Rate Notes (Cost $5,205,000)			5,205,000

Municipal Bonds 98.1%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Alabama 0.4%
Lower Alabama Gas District (The)
Revenue Bonds
Series 2016A
09/01/2046	5.000%	10,000,000	13,690,700
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Arizona 1.4%
Arizona Board of Regents
Revenue Bonds
Series 2020A
07/01/2032	5.000%	700,000	926,730
07/01/2033	5.000%	700,000	921,284
07/01/2034	5.000%	1,000,000	1,309,470
Arizona Health Facilities Authority
Refunding Revenue Bonds
Scottsdale Lincoln Hospital Project
Series 2014
12/01/2042	5.000%	7,000,000	7,899,920
Arizona Industrial Development Authority
Revenue Bonds
Great Lakes Senior Living Community
Series 2019
01/01/2039	4.250%	1,000,000	822,410
01/01/2040	4.250%	750,000	609,788
Lincoln South Beltway Project
Series 2020
11/01/2030	5.000%	1,350,000	1,797,835
11/01/2031	5.000%	5,000,000	6,762,800
Phoenix Children’s Hospital
Series 2020
02/01/2036	5.000%	1,200,000	1,504,668
02/01/2038	5.000%	1,020,000	1,268,584
02/01/2050	4.000%	6,150,000	6,822,810
Industrial Development Authority of the City of Phoenix (The)
Revenue Bonds
Downtown Student Housing II LLC - Arizona State University Project
Series 2019
07/01/2044	5.000%	1,000,000	1,047,170
07/01/2049	5.000%	1,125,000	1,172,284
Industrial Development Authority of the County of Yavapai (The)
Refunding Revenue Bonds
Yavapai Regional Medical Center
Series 2019
08/01/2038	4.000%	1,000,000	1,130,690
La Paz County Industrial Development Authority
Revenue Bonds
Charter School Solutions - Harmony Public Schools Project
Series 2018
02/15/2038	5.000%	825,000	915,725
Maricopa County Industrial Development Authority(f)
Revenue Bonds
Christian Care Surprise, Inc. Project
Series 2016
01/01/2036	5.750%	2,000,000	2,014,240
Columbia Tax-Exempt Fund | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, October 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Salt Verde Financial Corp.
Revenue Bonds
Series 2007
12/01/2032	5.000%	7,170,000	9,272,746
Total			46,199,154
Arkansas 0.2%
Pulaski County Public Facilities Board
Revenue Bonds
Series 2014
12/01/2039	5.000%	4,000,000	4,432,240
12/01/2042	5.000%	2,000,000	2,205,620
Total			6,637,860
California 8.4%
ABAG Finance Authority for Nonprofit Corps.
Refunding Revenue Bonds
Episcopal Senior Communities
Series 2011
07/01/2041	6.125%	7,015,000	7,120,786
California Health Facilities Financing Authority
Refunding Revenue Bonds
Sutter Health
Series 2016B
11/15/2041	4.000%	10,000,000	10,999,100
Revenue Bonds
Kaiser Permanente
Subordinated Series 2017A-2
11/01/2044	4.000%	10,000,000	11,134,800
California Municipal Finance Authority
Refunding Revenue Bonds
Community Medical Centers
Series 2017A
02/01/2036	5.000%	1,500,000	1,741,800
02/01/2037	5.000%	1,000,000	1,157,860
California Municipal Finance Authority(f),(g),(h)
Revenue Bonds
UTS Renewable Energy-Waste Water Facilities
Series 2011
12/01/2032	0.000%	1,830,000	36,600
California Public Finance Authority
Refunding Revenue Bonds
Sharp Healthcare
Series 2017A
08/01/2047	4.000%	10,000,000	11,078,200
California School Finance Authority(f)
Revenue Bonds
River Springs Charter School Project
Series 2015
07/01/2046	6.375%	150,000	167,433
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California State Public Works Board
Revenue Bonds
Various Capital Projects
Series 2012A
04/01/2037	5.000%	4,660,000	4,939,647
Various Correctional Facilities
Series 2014A
09/01/2039	5.000%	7,000,000	8,081,990
California Statewide Communities Development Authority(f)
Refunding Revenue Bonds
899 Charleston Project
Series 2014A
11/01/2029	5.000%	1,650,000	1,716,528
11/01/2034	5.000%	3,700,000	3,813,294
Revenue Bonds
California Baptist University
Series 2014A
11/01/2033	6.125%	1,560,000	1,702,366
11/01/2043	6.375%	1,035,000	1,124,424
Lancer Plaza Project
Series 2013
11/01/2043	5.875%	1,875,000	1,974,900
California Statewide Communities Development Authority
Revenue Bonds
Loma Linda University Medical Center
Series 2014
12/01/2044	5.250%	3,500,000	3,760,960
Castaic Lake Water Agency(i)
Certificate of Participation
Capital Appreciation-Water System Improvement Project
Series 1999 (AMBAC)
08/01/2024	0.000%	9,445,000	9,217,564
Chino Public Financing Authority
Refunding Special Tax Bonds
Series 2012
09/01/2025	5.000%	790,000	846,548
09/01/2026	5.000%	1,230,000	1,314,046
09/01/2027	5.000%	1,280,000	1,363,059
City of Los Angeles Department of Airports(g)
Revenue Bonds
Senior Series 2020C
05/15/2031	5.000%	9,000,000	11,534,580
05/15/2045	5.000%	16,245,000	19,709,571
Subordinated Series 2017A
05/15/2042	5.000%	4,375,000	5,064,500
City of Pomona
Refunding Revenue Bonds
Mortgage-Backed Securities
Series 1990A Escrowed to Maturity (GNMA / FNMA)
05/01/2023	7.600%	2,325,000	2,525,834

2	Columbia Tax-Exempt Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, October 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Foothill-Eastern Transportation Corridor Agency
Refunding Revenue Bonds
Junior Lien
Series 2014C
01/15/2033	6.250%	3,845,000	4,381,493
Series 2014A
01/15/2046	5.750%	19,005,000	21,208,440
Golden State Tobacco Securitization Corp.
Refunding Revenue Bonds
Series 2018A-1
06/01/2047	5.000%	1,000,000	1,028,460
Series 2018A-2
06/01/2047	5.000%	9,500,000	9,770,370
Los Angeles County Schools Regionalized Business Services Corp.(i)
Certificate of Participation
Capital Appreciation-Pooled Financing
Series 1999A (AMBAC)
08/01/2022	0.000%	2,180,000	2,144,510
Los Angeles Unified School District
Unlimited General Obligation Bonds
Series 2020RYQ
07/01/2032	5.000%	3,500,000	4,596,690
Norwalk-La Mirada Unified School District(i)
Unlimited General Obligation Bonds
Capital Appreciation
Series 2005B (NPFGC)
08/01/2023	0.000%	9,790,000	9,613,682
Palomar Health
Refunding Revenue Bonds
Series 2016
11/01/2036	5.000%	4,605,000	5,238,832
Perris Community Facilities District
Special Tax Bonds
Series 1991-90-2 Escrowed to Maturity
10/01/2021	8.750%	6,165,000	6,637,424
San Francisco City & County Airport Commission - San Francisco International Airport(g)
Revenue Bonds
Series 2019E
05/01/2050	5.000%	10,000,000	11,751,600
Unrefunded Revenue Bonds
Series 2014A
05/01/2044	5.000%	24,000,000	26,730,960
State of California
Unlimited General Obligation Bonds
Series 2019
04/01/2032	5.000%	5,000,000	6,478,350
Unlimited General Obligation Refunding Bonds
Series 2017A-2
08/01/2030	5.000%	5,080,000	6,397,447
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2020
11/01/2036	4.000%	4,000,000	4,816,960
11/01/2037	4.000%	9,600,000	11,556,576
Various Purpose
Series 2020
03/01/2033	5.000%	7,765,000	10,205,384
Unrefunded Unlimited General Obligation Bonds
Series 2004
04/01/2029	5.300%	6,000	6,022
Temecula Public Financing Authority
Refunding Special Tax Bonds
Wolf Creek Community Facilities District
Series 2012
09/01/2027	5.000%	1,275,000	1,353,680
09/01/2028	5.000%	1,315,000	1,393,203
09/01/2029	5.000%	1,405,000	1,484,326
09/01/2030	5.000%	1,480,000	1,563,413
09/01/2031	5.000%	1,555,000	1,640,307
West Contra Costa Unified School District
Unlimited General Obligation Refunding Bonds
Series 2001B (NPFGC)
08/01/2024	6.000%	1,430,000	1,573,329
Total			273,697,848
Colorado 3.8%
City & County of Denver Airport System(g)
Refunding Revenue Bonds
Subordinated Series 2018-A
12/01/2048	4.000%	11,500,000	12,387,570
Colorado Bridge Enterprise(g)
Revenue Bonds
Central 70 Project
Series 2017
06/30/2051	4.000%	9,240,000	9,958,318
Colorado Educational & Cultural Facilities Authority(f)
Improvement Refunding Revenue Bonds
Skyview Charter School
Series 2014
07/01/2034	5.125%	1,525,000	1,560,883
07/01/2044	5.375%	2,100,000	2,141,370
07/01/2049	5.500%	925,000	945,507
Colorado Health Facilities Authority
Improvement Refunding Revenue Bonds
Bethesda Project
Series 2018
09/15/2048	5.000%	15,000,000	16,003,200
09/15/2053	5.000%	10,000,000	10,634,100
Prerefunded 01/01/23 Revenue Bonds
Catholic Health Initiatives
Series 2013A
01/01/2045	5.250%	7,000,000	7,726,530

Columbia Tax-Exempt Fund | Quarterly Report 2020	3

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, October 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Prerefunded 06/01/27 Revenue Bonds
Evangelical Lutheran Good Samaritan Society
Series 2017
06/01/2047	5.000%	4,445,000	5,701,246
Refunding Revenue Bonds
AdventHealth Obligated
Series 2019
11/15/2043	4.000%	6,000,000	6,801,480
CommonSpirit Health
Series 2019A
08/01/2049	4.000%	8,640,000	9,299,923
Covenant Retirement Communities
Series 2012A
12/01/2033	5.000%	5,500,000	6,026,570
Series 2015
12/01/2035	5.000%	3,800,000	4,220,622
School Health System
Series 2019A
01/01/2038	4.000%	3,200,000	3,685,920
Revenue Bonds
NJH-SJH Center for Outpatient Health
Series 2019
01/01/2050	4.000%	15,105,000	16,720,026
E-470 Public Highway Authority
Refunding Revenue Bonds
Series 2020A
09/01/2034	5.000%	1,300,000	1,694,212
E-470 Public Highway Authority(i)
Revenue Bonds
Capital Appreciation
Series 1997B (NPFGC)
09/01/2022	0.000%	6,515,000	6,442,293
State of Colorado
Certificate of Participation
Series 2020A
12/15/2024	5.000%	2,500,000	2,965,125
Total			124,914,895
Connecticut 0.6%
Connecticut State Health & Educational Facilities Authority(f)
Revenue Bonds
Church Home of Hartford, Inc.
Series 2016
09/01/2046	5.000%	1,250,000	1,279,075
Connecticut State Health & Educational Facilities Authority
Revenue Bonds
Sacred Heart University
Series 2020K
07/01/2039	5.000%	2,830,000	3,492,220
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State of Connecticut
Revenue Bonds
Special Tax Obligation Bonds
Series 2020A
05/01/2023	5.000%	675,000	752,146
05/01/2024	5.000%	1,000,000	1,155,070
05/01/2038	5.000%	2,500,000	3,136,350
Unlimited General Obligation Bonds
Series 2018E
09/15/2037	5.000%	500,000	610,670
Series 2018-E
09/15/2034	5.000%	2,000,000	2,467,980
Series 2019A
04/15/2034	5.000%	1,000,000	1,250,390
04/15/2039	5.000%	4,235,000	5,207,907
Series 2020C
06/01/2033	4.000%	450,000	533,200
06/01/2037	4.000%	1,000,000	1,161,410
Total			21,046,418
Delaware 0.1%
Delaware State Economic Development Authority
Revenue Bonds
Newark Charter School
Series 2012
09/01/2032	4.625%	2,000,000	2,058,060
09/01/2042	5.000%	1,350,000	1,389,420
Total			3,447,480
District of Columbia 1.1%
District of Columbia
Prerefunded 07/01/23 Revenue Bonds
KIPP Charter School
Series 2013
07/01/2033	6.000%	250,000	287,308
07/01/2048	6.000%	1,150,000	1,321,615
Refunding Revenue Bonds
Children’s Hospital
Series 2015
07/15/2044	5.000%	9,090,000	10,345,056
Friendship Public Charter School
Series 2016
06/01/2046	5.000%	1,385,000	1,508,777
Revenue Bonds
Ingleside RockCreek Project
Series 2017
07/01/2037	5.000%	500,000	491,095
KIPP DC Project
Series 2019
07/01/2044	4.000%	1,240,000	1,314,970

4	Columbia Tax-Exempt Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, October 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Metropolitan Washington Airports Authority Dulles Toll Road
Refunding Revenue Bonds
Dulles Metrorail
Subordinated Series 2019
10/01/2049	4.000%	7,950,000	8,656,755
Washington Metropolitan Area Transit Authority
Revenue Bonds
Series 2020A
07/15/2034	5.000%	8,550,000	11,204,690
Total			35,130,266
Florida 6.3%
Alachua County Health Facilities Authority
Revenue Bonds
Shands Teaching Hospital & Clinics
Series 2019
12/01/2049	4.000%	5,000,000	5,475,950
Capital Trust Agency, Inc.(f),(h)
Revenue Bonds
1st Mortgage Tallahassee Tapestry Senior Housing Project
Series 2015
12/01/2045	0.000%	3,760,000	1,504,000
12/01/2050	0.000%	1,000,000	400,000
Central Florida Expressway Authority
Refunding Revenue Bonds
Senior Lien
Series 2016B
07/01/2039	4.000%	10,500,000	11,721,990
City of Atlantic Beach
Revenue Bonds
Fleet Landing Project
Series 2018
11/15/2048	5.000%	2,500,000	2,677,375
City of Lakeland
Revenue Bonds
Lakeland Regional Health
Series 2015
11/15/2045	5.000%	22,000,000	24,654,740
City of Tampa
Revenue Bonds
H. Lee Moffitt Cancer Center Project
Series 2020
07/01/2050	5.000%	750,000	904,815
County of Broward Airport System(g)
Revenue Bonds
Series 2015A
10/01/2045	5.000%	14,000,000	15,766,100
Series 2019A
10/01/2039	5.000%	2,500,000	3,035,025
10/01/2049	5.000%	1,000,000	1,185,200
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of Miami-Dade Aviation(g)
Refunding Revenue Bonds
Series 2014A
10/01/2033	5.000%	15,000,000	16,777,050
10/01/2036	5.000%	21,400,000	23,823,978
County of Osceola Transportation(i)
Refunding Revenue Bonds
Series 2020A-2
10/01/2040	0.000%	4,650,000	2,389,914
10/01/2041	0.000%	2,500,000	1,232,175
10/01/2042	0.000%	3,250,000	1,535,138
10/01/2043	0.000%	2,750,000	1,246,355
10/01/2044	0.000%	3,000,000	1,305,510
10/01/2046	0.000%	3,000,000	1,207,800
10/01/2048	0.000%	4,000,000	1,490,360
Florida Development Finance Corp.(f)
Revenue Bonds
Renaissance Charter School Inc. Projects
Series 2015
06/15/2035	6.000%	4,000,000	4,458,800
Florida Development Finance Corp.
Revenue Bonds
Renaissance Charter School Projects
Series 2013A
06/15/2044	8.500%	9,000,000	10,094,040
Florida Housing Finance Corp.
Revenue Bonds
Series 2018 (GNMA)
07/01/2043	3.800%	4,640,000	5,011,293
Greater Orlando Aviation Authority(g)
Revenue Bonds
Priority
Subordinated Series 2017A
10/01/2047	5.000%	2,665,000	3,046,628
Series 2019A
10/01/2049	5.000%	2,000,000	2,368,660
Hillsborough County Aviation Authority(g)
Revenue Bonds
Tampa International Airport
Subordinated Series 2018
10/01/2048	5.000%	5,550,000	6,450,321
Miami-Dade County Expressway Authority
Revenue Bonds
Series 2014A
07/01/2044	5.000%	5,000,000	5,497,100
Mid-Bay Bridge Authority
Prerefunded 10/01/21 Revenue Bonds
Series 2011A
10/01/2040	7.250%	7,000,000	7,442,260
Refunding Revenue Bonds
Series 2015A
10/01/2035	5.000%	3,765,000	4,232,237

Columbia Tax-Exempt Fund | Quarterly Report 2020	5

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, October 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Orange County Industrial Development Authority(f),(g)
Revenue Bonds
Anuvia Florida LLC Project
Series 2018A
07/01/2048	4.000%	9,840,000	738,000
Palm Beach County Health Facilities Authority
Prerefunded 12/01/24 Revenue Bonds
Boca Raton Community Hospital Obligation Group
Series 2014
12/01/2031	5.000%	1,500,000	1,777,470
Revenue Bonds
Sinai Residences of Boca Raton
Series 2014
06/01/2034	7.250%	685,000	746,835
Polk County Industrial Development Authority
Refunding Revenue Bonds
Carpenter’s Home Estates
Series 2019
01/01/2039	5.000%	1,700,000	1,802,680
Putnam County Development Authority
Refunding Revenue Bonds
Seminole Project
Series 2018A
03/15/2042	5.000%	6,665,000	7,981,337
Sarasota County Public Hospital District
Refunding Revenue Bonds
Sarasota Memorial Hospital
Series 1998B (NPFGC)
07/01/2028	5.500%	6,980,000	8,691,077
Seminole County Industrial Development Authority
Refunding Revenue Bonds
Legacy Pointe at UCF Project
Series 2019
11/15/2049	5.500%	4,200,000	3,795,834
Tampa Sports Authority
Sales Tax Revenue Bonds
Tampa Bay Arena Project
Series 1995 (NPFGC)
10/01/2025	5.750%	2,500,000	2,827,375
Tampa-Hillsborough County Expressway Authority
Refunding Revenue Bonds
Series 2017B
07/01/2042	4.000%	7,785,000	8,793,702
Total			204,089,124
Georgia 1.0%
City of Atlanta Department of Aviation(g)
Revenue Bonds
Airport
Subordinated Series 2019
07/01/2036	4.000%	2,250,000	2,551,838
07/01/2037	4.000%	3,640,000	4,113,673
07/01/2039	4.000%	9,250,000	10,388,305
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Fulton County Development Authority
Revenue Bonds
RAC Series 2017
04/01/2047	5.000%	3,000,000	3,471,270
Fulton County Residential Care Facilities for the Elderly Authority
Refunding Revenue Bonds
Lenbrook Square Foundation, Inc.
Series 2016
07/01/2036	5.000%	3,500,000	3,705,695
Georgia State Road & Tollway Authority(f),(i)
Prerefunded 06/01/24 Revenue Bonds
I-75 S Express Lanes Project
Series 2014
06/01/2024	0.000%	625,000	565,994
Glynn-Brunswick Memorial Hospital Authority
Revenue Bonds
SE Georgia Health System Anticipation Certificates
Series 2017
08/01/2047	5.000%	2,145,000	2,427,346
Metropolitan Atlanta Rapid Transit Authority
Refunding Revenue Bonds
Series 2007A (AMBAC)
07/01/2026	5.250%	1,000,000	1,262,270
Oconee County Industrial Development Authority
Revenue Bonds
Presbyterian Village Athens Project
Series 2018
12/01/2048	6.250%	2,945,000	2,781,641
Total			31,268,032
Hawaii 0.1%
State of Hawaii Department of Budget & Finance
Refunding Revenue Bonds
Special Purpose - Kahala Nui
Series 2012
11/15/2032	5.125%	1,300,000	1,388,998
11/15/2037	5.250%	1,945,000	2,072,008
Total			3,461,006
Idaho 0.6%
Idaho Health Facilities Authority
Refunding Revenue Bonds
St. Luke’s Health System Project
Series 2018
03/01/2038	4.000%	3,650,000	4,072,524
Revenue Bonds
Terraces of Boise Project
Series 2014A
10/01/2034	7.750%	9,135,000	7,278,129
10/01/2044	8.000%	5,635,000	4,483,262
10/01/2049	8.125%	4,365,000	3,472,139
Total			19,306,054

6	Columbia Tax-Exempt Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, October 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Illinois 10.2%
Chicago Board of Education(f)
Unlimited General Obligation Bonds
Dedicated
Series 2017A
12/01/2046	7.000%	10,765,000	13,283,364
Chicago Board of Education
Unlimited General Obligation Bonds
Series 2018
12/01/2046	5.000%	5,000,000	5,275,400
Chicago Midway International Airport(g)
Refunding Revenue Bonds
2nd Lien
Series 2014A
01/01/2041	5.000%	10,000,000	10,787,000
Series 2016A
01/01/2033	4.000%	3,500,000	3,720,535
Chicago O’Hare International Airport(g)
Refunding Revenue Bonds
Senior Lien
Series 2018A
01/01/2048	5.000%	7,455,000	8,675,309
Revenue Bonds
General Senior Lien
Series 2017D
01/01/2052	5.000%	17,620,000	19,747,086
Series 2015C
01/01/2046	5.000%	12,525,000	14,045,785
TriPs Obligated Group
Series 2018
07/01/2048	5.000%	2,400,000	2,676,816
Chicago O’Hare International Airport
Revenue Bonds
Series 2015D
01/01/2046	5.000%	7,310,000	8,294,730
Chicago Park District
Limited General Obligation Bonds
Series 2016A
01/01/2033	5.000%	1,000,000	1,114,470
01/01/2034	5.000%	1,000,000	1,111,410
01/01/2036	5.000%	1,000,000	1,106,730
City of Chicago Wastewater Transmission
Refunding Revenue Bonds
2nd Lien
Series 2015C
01/01/2034	5.000%	1,250,000	1,430,313
01/01/2039	5.000%	2,970,000	3,388,087
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
2nd Lien
Series 2014
01/01/2039	5.000%	4,000,000	4,359,440
01/01/2044	5.000%	4,000,000	4,340,240
City of Chicago Waterworks
Refunding Revenue Bonds
2nd Lien
Series 2016
11/01/2026	5.000%	935,000	1,135,296
Revenue Bonds
2nd Lien
Series 2014
11/01/2034	5.000%	1,000,000	1,125,650
11/01/2039	5.000%	2,000,000	2,231,680
11/01/2044	5.000%	2,850,000	3,157,202
Cook County Community College District No. 508
Unlimited General Obligation Bonds
Chicago City Colleges
Series 2017 (BAM)
12/01/2047	5.000%	9,400,000	10,859,068
County of Champaign
Unlimited General Obligation Bonds
Public Safety Sales Tax
Series 1999 (NPFGC)
01/01/2023	8.250%	1,420,000	1,644,218
Illinois Finance Authority
Refunding Revenue Bonds
Northshore University Health System
Series 2020A
08/15/2036	4.000%	3,000,000	3,501,480
08/15/2038	4.000%	3,500,000	4,055,030
08/15/2040	4.000%	1,750,000	2,013,918
Northwest Community Hospital
Series 2016A
07/01/2038	4.000%	5,000,000	5,439,000
Rush University Medical Center
Series 2015A
11/15/2038	5.000%	20,145,000	22,657,887
Series 2015B
11/15/2039	5.000%	6,590,000	7,399,581
Silver Cross Hospital & Medical Centers
Series 2015C
08/15/2044	5.000%	9,400,000	10,359,270
Revenue Bonds
Series 2013
10/01/2049	4.000%	5,575,000	5,839,813
Illinois Housing Development Authority
Revenue Bonds
Series 2019D (GNMA)
10/01/2039	2.950%	4,905,000	5,191,158

Columbia Tax-Exempt Fund | Quarterly Report 2020	7

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, October 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Illinois State Toll Highway Authority
Revenue Bonds
Series 2014C
01/01/2036	5.000%	5,000,000	5,751,850
01/01/2039	5.000%	5,000,000	5,725,600
Series 2019A
01/01/2044	4.000%	5,000,000	5,657,650
Metropolitan Pier & Exposition Authority(i)
Refunding Revenue Bonds
McCormick Place Expansion Project
Series 2012 (BAM)
12/15/2051	0.000%	19,000,000	5,837,750
Metropolitan Pier & Exposition Authority
Refunding Revenue Bonds
McCormick Place Expansion Project
Series 2020
06/15/2050	4.000%	2,400,000	2,407,944
Metropolitan Water Reclamation District of Greater Chicago
Limited General Obligation Refunding Bonds
Series 2007C
12/01/2033	5.250%	13,210,000	18,534,687
Railsplitter Tobacco Settlement Authority
Prerefunded 06/01/21 Revenue Bonds
Series 2010
06/01/2028	6.000%	15,000,000	15,498,450
Regional Transportation Authority
Revenue Bonds
Series 2002A (NPFGC)
07/01/2031	6.000%	5,400,000	7,536,240
State of Illinois
Revenue Bonds
1st Series 2002 (NPFGC)
06/15/2023	6.000%	4,000,000	4,422,040
Unlimited General Obligation Bonds
1st Series 2001 (NPFGC)
11/01/2026	6.000%	3,000,000	3,549,450
Rebuild Illinois Program
Series 2019B
11/01/2039	4.000%	7,580,000	7,286,881
Series 2019C
11/01/2042	4.000%	9,925,000	9,422,795
11/01/2043	4.000%	3,000,000	2,839,980
11/01/2044	4.000%	2,000,000	1,885,000
Series 2013
07/01/2038	5.500%	4,125,000	4,250,070
Series 2013A
04/01/2036	5.000%	8,000,000	8,167,120
Series 2014
02/01/2039	5.000%	15,000,000	15,286,500
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2016
11/01/2030	5.000%	5,975,000	6,375,265
Series 2020
05/01/2039	5.500%	2,705,000	2,982,668
Series 2020C
05/01/2024	5.500%	1,000,000	1,091,880
Unlimited General Obligation Refunding Bonds
Series 2018-A
10/01/2033	5.000%	6,000,000	6,356,340
Total			330,833,126
Indiana 0.3%
Indiana Finance Authority
Revenue Bonds
BHI Senior Living
Series 2011
11/15/2031	5.500%	1,175,000	1,203,083
11/15/2041	5.750%	5,655,000	5,787,553
Indiana Housing & Community Development Authority
Refunding Revenue Bonds
Series 2020B-1 (GNMA)
07/01/2039	2.050%	3,350,000	3,265,144
Total			10,255,780
Iowa 1.0%
Iowa Finance Authority
Revenue Bonds
Council Bluffs, Inc. Project
Series 2018
08/01/2033	5.000%	500,000	516,580
08/01/2038	5.000%	500,000	516,360
Lifespace Communities, Inc.
Series 2018A
05/15/2048	5.000%	9,275,000	9,781,693
PEFA, Inc.
Revenue Bonds
Series 2019 (Mandatory Put 09/01/26)
09/01/2049	5.000%	17,500,000	21,145,425
Total			31,960,058
Kansas 1.0%
University of Kansas Hospital Authority
Improvement Refunding Revenue Bonds
Kansas University Health System
Series 2015
09/01/2045	5.000%	29,000,000	32,964,300

8	Columbia Tax-Exempt Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, October 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Kentucky 0.4%
Kentucky Economic Development Finance Authority
Refunding Revenue Bonds
Owensboro Health System
Series 2017A
06/01/2041	5.000%	1,750,000	1,905,242
Kentucky Municipal Power Agency
Refunding Revenue Bonds
Forward Delivery Prairie State Project
Series 2020
09/01/2035	5.000%	1,080,000	1,311,995
Series 2015A
09/01/2042	5.000%	6,600,000	7,316,496
Kentucky State Property & Building Commission
Revenue Bonds
Project #119
Series 2018 (BAM)
05/01/2034	5.000%	2,000,000	2,468,180
Total			13,001,913
Louisiana 1.7%
Louisiana Public Facilities Authority
Prerefunded 05/15/26 Revenue Bonds
Ochsner Clinic Foundation Project
Series 2016
05/15/2035	4.000%	25,000	29,589
05/15/2041	4.000%	25,000	29,589
05/15/2047	5.000%	15,000	18,568
Refunding Revenue Bonds
Ochsner Clinic Foundation Project
Series 2016
05/15/2047	5.000%	1,185,000	1,349,810
Series 2017
05/15/2036	5.000%	1,750,000	2,077,495
Revenue Bonds
Provident Group - Flagship Properties
Series 2017
07/01/2047	5.000%	1,400,000	1,571,458
07/01/2052	5.000%	1,600,000	1,790,816
Louisiana Public Facilities Authority(g)
Revenue Bonds
Impala Warehousing LLC Project
Series 2013
07/01/2036	6.500%	17,695,000	18,459,070
New Orleans Aviation Board(g)
Revenue Bonds
General Airport-North Terminal
Series 2017B
01/01/2048	5.000%	3,725,000	4,157,324
Series 2015B
01/01/2045	5.000%	21,150,000	23,440,757
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Parish of St. James(f)
Revenue Bonds
Nustar Logistics, L.P. Project
Series 2011 (Mandatory Put 06/01/2025)
08/01/2041	5.850%	2,500,000	2,726,550
Total			55,651,026
Maryland 1.5%
Maryland Community Development Administration
Refunding Revenue Bonds
Series 2019B
09/01/2034	3.000%	3,000,000	3,190,470
09/01/2042	3.350%	3,000,000	3,210,540
Series 2020D
09/01/2035	1.950%	2,255,000	2,227,038
Revenue Bonds
Series 2019C
09/01/2034	2.700%	4,000,000	4,177,640
Maryland Health & Higher Educational Facilities Authority
Prerefunded 07/01/24 Revenue Bonds
Western Maryland Health System
Series 2014
07/01/2034	5.250%	6,885,000	8,083,610
Refunding Revenue Bonds
Mercy Medical Center
Series 2016A
07/01/2042	4.000%	5,250,000	5,519,692
Meritus Medical Center Issue
Series 2015
07/01/2045	5.000%	3,000,000	3,319,800
Revenue Bonds
University of Maryland Medical System
Series 2017
07/01/2048	4.000%	7,335,000	7,974,759
Washington Suburban Sanitary Commission
Revenue Bonds
Green Bonds
Series 2020-2
12/01/2030	5.000%	1,445,000	1,994,692
12/01/2031	5.000%	1,515,000	2,077,035
Series 2020
12/01/2031	5.000%	4,510,000	6,183,120
Total			47,958,396
Massachusetts 1.7%
Commonwealth of Massachusetts
Refunding Revenue Bonds
Series 2005 (NPFGC)
01/01/2027	5.500%	4,500,000	5,625,945
01/01/2030	5.500%	2,500,000	3,286,325

Columbia Tax-Exempt Fund | Quarterly Report 2020	9

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, October 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Massachusetts Bay Transportation Authority
Revenue Bonds
Series 2005B (NPFGC)
07/01/2026	5.500%	1,500,000	1,915,245
Series 2008B
07/01/2027	5.250%	710,000	921,921
Massachusetts Clean Water Trust (The)
Refunding Revenue Bonds
Pool Program
Series 2006
08/01/2030	5.250%	1,000,000	1,393,420
Massachusetts Development Finance Agency(h)
Revenue Bonds
Adventcare Project
Series 2007A
10/15/2028	0.000%	4,605,000	3,223,500
Massachusetts Development Finance Agency(i)
Revenue Bonds
Linden Ponds, Inc. Facility
Subordinated Series 2011B
11/15/2056	0.000%	645,165	93,730
Massachusetts Development Finance Agency
Revenue Bonds
UMass Boston Student Housing Project
Series 2016
10/01/2048	5.000%	6,360,000	6,189,870
WGBH Educational Foundation
Series 2002A (AMBAC)
01/01/2042	5.750%	2,000,000	3,086,280
Massachusetts Educational Financing Authority(g)
Refunding Revenue Bonds
Series 2016J
07/01/2033	3.500%	3,725,000	3,763,628
Revenue Bonds
Education Loan
Series 2014-I
01/01/2025	5.000%	6,000,000	6,826,380
01/01/2027	5.000%	3,000,000	3,406,980
Massachusetts Health & Educational Facilities Authority
Revenue Bonds
Tufts University
Series 2009M
02/15/2028	5.500%	1,000,000	1,321,470
Massachusetts Housing Finance Agency
Revenue Bonds
Special Obligations
Series 2017D
12/01/2047	3.850%	10,000,000	10,672,600
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Massachusetts Port Authority(g)
Refunding Revenue Bonds
BosFuel Project
Series 2019A
07/01/2044	4.000%	1,500,000	1,607,115
Massachusetts State College Building Authority(i)
Revenue Bonds
Capital Appreciation
Series 1999A Escrowed to Maturity (NPFGC)
05/01/2023	0.000%	3,000,000	2,966,550
Total			56,300,959
Michigan 4.6%
City of Detroit Sewage Disposal System
Prerefunded 07/01/22 Revenue Bonds
Senior Lien
Series 2012A
07/01/2039	5.250%	11,925,000	12,912,748
Grand Traverse County Hospital Finance Authority
Revenue Bonds
Munson Healthcare
Series 2014A
07/01/2047	5.000%	1,200,000	1,312,668
Great Lakes Water Authority Water Supply System
Revenue Bonds
2nd Lien
Series 2016B
07/01/2046	5.000%	15,385,000	18,050,605
Michigan Finance Authority
Prerefunded 07/01/2022 Revenue Bonds
Senior Lien --Detroit Water and Sewage Department Sewage Disposal System
Series 2014C
07/01/2044	5.000%	2,000,000	2,155,640
Refunding Revenue Bonds
Henry Ford Health System
Series 2016
11/15/2046	4.000%	9,420,000	10,217,214
Senior Lien - Great Lakes Water Authority
Series 2014C-6
07/01/2033	5.000%	1,070,000	1,220,560
Trinity Health Corp.
Series 2017
12/01/2036	4.000%	2,000,000	2,260,500
Trinity Health Credit Group
Series 2019
12/01/2038	4.000%	3,250,000	3,736,915
Revenue Bonds
Beaumont Health Credit Group
Series 2016S
11/01/2044	5.000%	16,760,000	19,003,661

10	Columbia Tax-Exempt Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, October 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Henry Ford Health System
Series 2019A
11/15/2050	4.000%	4,400,000	4,825,480
Local Government Loan Program - Great Lakes Water Authority
Series 2015
07/01/2034	5.000%	7,095,000	8,286,747
07/01/2035	5.000%	4,830,000	5,631,780
Trinity Health Credit Group
Series 2019
12/01/2040	4.000%	6,000,000	6,839,520
Michigan Finance Authority(g)
Prerefunded 07/01/2022 Revenue Bonds
Senior Lien --Detroit Water and Sewage Department Sewage Disposal System
Series 2014C
07/01/2044	5.000%	1,500,000	1,612,815
Michigan State Hospital Finance Authority
Refunding Revenue Bonds
Ascension Health Senior Care Group
Series 2010F-4
11/15/2047	5.000%	1,250,000	1,548,900
Michigan State Housing Development Authority
Revenue Bonds
Series 2018A
10/01/2048	4.050%	5,000,000	5,420,300
Michigan Strategic Fund(g)
Revenue Bonds
I-75 Improvement Project
Series 2018
12/31/2043	5.000%	8,000,000	9,122,320
06/30/2048	5.000%	3,000,000	3,397,890
Paw Paw Public Schools
Unlimited General Obligation Refunding Bonds
Series 1998 (NPFGC) (Qualified School Board Loan Fund)
05/01/2025	5.000%	1,020,000	1,153,834
Royal Oak Hospital Finance Authority
Refunding Revenue Bonds
William Beaumont Hospital
Series 2014D
09/01/2039	5.000%	9,425,000	10,497,188
St. John’s Public Schools
Unlimited General Obligation Refunding Bonds
Series 1998 (NPFGC) (Qualified School Bond Loan Fund)
05/01/2025	5.100%	1,790,000	2,035,660
Wayne County Airport Authority(g)
Refunding Revenue Bonds
Series 2015F
12/01/2033	5.000%	11,495,000	13,284,312
Revenue Bonds
Series 2017B
12/01/2047	5.000%	1,000,000	1,136,510
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Wayne County Airport Authority
Revenue Bonds
Series 2015D
12/01/2045	5.000%	1,945,000	2,239,590
Williamston Community School District
Unlimited General Obligation Bonds
Series 1996 (NPFGC) (Qualified School Bond Loan Fund)
05/01/2025	5.500%	505,000	567,832
Total			148,471,189
Minnesota 4.3%
City of Blaine
Refunding Revenue Bonds
Crest View Senior Community Project
Series 2015
07/01/2045	6.125%	11,775,000	10,869,031
City of Brooklyn Center
Revenue Bonds
Sanctuary Brooklyn Center Project
Series 2016
11/01/2035	5.500%	3,940,000	3,594,265
City of Minneapolis
Revenue Bonds
Fairview Health Services
Series 2018-A
11/15/2048	4.000%	5,000,000	5,519,900
City of Wayzata
Refunding Revenue Bonds
Folkstone Senior Living Co.
Series 2019
08/01/2049	5.000%	1,000,000	1,043,510
County of Hennepin
Unlimited General Obligation Bonds
Series 2020C
12/15/2036	5.000%	9,430,000	12,356,318
12/15/2037	5.000%	9,900,000	12,928,707
Housing & Redevelopment Authority of The City of St. Paul
Prerefunded 11/15/25 Revenue Bonds
HealthEast Care System Project
Series 2015
11/15/2030	5.000%	900,000	1,103,067
11/15/2040	5.000%	935,000	1,145,964
Refunding Revenue Bonds
Fairview Health Services
Series 2017
11/15/2047	5.000%	3,000,000	3,503,040
Southern Minnesota Municipal Power Agency(i)
Revenue Bonds
Capital Appreciation
Series 1994A (NPFGC)
01/01/2022	0.000%	27,500,000	27,320,975
01/01/2023	0.000%	26,500,000	26,131,650
01/01/2025	0.000%	17,500,000	16,923,025

Columbia Tax-Exempt Fund | Quarterly Report 2020	11

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, October 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
St. Cloud Housing & Redevelopment Authority
Revenue Bonds
Sanctuary St. Cloud Project
Series 2016A
08/01/2036	5.250%	7,125,000	5,719,095
State of Minnesota
Unlimited General Obligation Bonds
Series 2020A
08/01/2035	5.000%	9,845,000	13,133,919
Total			141,292,466
Mississippi 0.2%
County of Lowndes
Refunding Revenue Bonds
Weyerhaeuser Co. Project
Series 1992A
04/01/2022	6.800%	2,470,000	2,676,418
Medical Center Educational Building Corp.
Refunding Revenue Bonds
University of Mississippi Medical Center
Series 1998B (AMBAC)
12/01/2023	5.500%	3,270,000	3,531,371
Total			6,207,789
Missouri 1.7%
Cape Girardeau County Industrial Development Authority
Refunding Revenue Bonds
SoutheastHEALTH
Series 2017
03/01/2032	5.000%	500,000	544,495
03/01/2036	5.000%	1,250,000	1,344,137
Health & Educational Facilities Authority
Refunding Revenue Bonds
Mosaic Health System
Series 2019
02/15/2049	4.000%	3,200,000	3,548,608
Health & Educational Facilities Authority of the State of Missouri
Revenue Bonds
Lutheran Senior Services
Series 2014
02/01/2035	5.000%	7,350,000	7,864,353
02/01/2044	5.000%	12,725,000	13,505,679
Kirkwood Industrial Development Authority
Refunding Revenue Bonds
Aberdeen Heights Project
Series 2017
05/15/2037	5.250%	2,205,000	2,347,708
05/15/2042	5.250%	2,290,000	2,412,744
Missouri Development Finance Board(g)
Revenue Bonds
Procter & Gamble Paper Products
Series 1999
03/15/2029	5.200%	6,385,000	8,284,346
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Missouri Housing Development Commission
Revenue Bonds
First Place Homeownership Loan Program
Series 2020A (GNMA)
11/01/2040	2.550%	1,495,000	1,543,528
11/01/2045	2.700%	1,195,000	1,231,806
Missouri Joint Municipal Electric Utility Commission
Refunding Revenue Bonds
Series 2016A
12/01/2041	4.000%	10,000,000	10,763,900
St. Louis County Industrial Development Authority
Revenue Bonds
Friendship Village Sunset Hills
Series 2013A
09/01/2033	5.500%	2,750,000	2,935,707
Total			56,327,011
Montana 0.0%
City of Kalispell
Refunding Revenue Bonds
Immanuel Lutheran Corp. Project
Series 2017
05/15/2052	5.250%	1,080,000	1,050,786
Nebraska 1.9%
Douglas County Hospital Authority No. 2
Revenue Bonds
Madonna Rehabilitation Hospital
Series 2014
05/15/2029	5.000%	2,125,000	2,364,700
05/15/2030	5.000%	2,000,000	2,218,460
05/15/2036	5.000%	1,000,000	1,093,370
05/15/2044	5.000%	6,400,000	6,910,784
Douglas County Hospital Authority No. 3
Refunding Revenue Bonds
Health Facilities - Nebraska Methodist Health System
Series 2015
11/01/2045	5.000%	12,500,000	14,009,375
Nebraska Educational Health Cultural & Social Services Finance Authority
Refunding Revenue Bonds
Immanuel Obligated Group
Series 2019
01/01/2044	4.000%	7,500,000	8,148,450
01/01/2049	4.000%	20,595,000	22,233,332
Nebraska Investment Finance Authority
Refunding Revenue Bonds
Series 2017A (GNMA)
09/01/2032	3.125%	1,530,000	1,638,324
Revenue Bonds
Series 2018-C (GNMA)
09/01/2038	3.750%	2,225,000	2,421,579

12	Columbia Tax-Exempt Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, October 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2019D
09/01/2042	3.050%	1,180,000	1,227,377
Total			62,265,751
Nevada 0.3%
Carson City
Prerefunded 09/01/22 Revenue Bonds
Carson Tahoe Regional Medical Center
Series 2012
09/01/2033	5.000%	2,500,000	2,626,600
City of Carson City
Refunding Revenue Bonds
Carson Tahoe Regional Medical Center
Series 2017
09/01/2042	5.000%	1,120,000	1,274,179
Revenue Bonds
Carson Tahoe Regional Medical Center
Series 2017
09/01/2047	5.000%	2,320,000	2,619,419
State of Nevada Department of Business & Industry(f)
Revenue Bonds
Somerset Academy
Series 2015A
12/15/2035	5.000%	1,025,000	1,070,992
Series 2018A
12/15/2038	5.000%	835,000	866,212
Total			8,457,402
New Hampshire 0.6%
New Hampshire Business Finance Authority
Revenue Bonds
Municipal Certificates
Series 2020A-1
01/20/2034	4.125%	9,703,270	10,564,435
New Hampshire Business Finance Authority(f)
Revenue Bonds
The Vista Project
Series 2019A
07/01/2039	5.250%	1,550,000	1,568,399
New Hampshire Health & Education Facilities Authority Act
Refunding Revenue Bonds
Elliot Hospital
Series 2016
10/01/2038	5.000%	3,150,000	3,646,629
New Hampshire Health & Education Facilities Authority Act(h)
Revenue Bonds
Hillside Village
Series 2017A
07/01/2037	0.000%	1,750,000	1,467,865
07/01/2042	0.000%	1,000,000	815,960
Total			18,063,288
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New Jersey 3.3%
City of Atlantic City
Unlimited General Obligation Bonds
Tax Appeal
Series 2017B (AGM)
03/01/2037	5.000%	910,000	1,075,811
Middlesex County Improvement Authority(h)
Revenue Bonds
Heldrich Center Hotel
Series 2005C
01/01/2037	0.000%	1,500,000	15
New Jersey Economic Development Authority
Prerefunded 06/15/25 Revenue Bonds
Series 2015WW
06/15/2040	5.250%	150,000	183,863
Refunding Revenue Bonds
School Facilities Construction
Series 2005N-1 (AGM)
09/01/2025	5.500%	14,500,000	17,228,320
Series 2005N-1 (NPFGC)
09/01/2027	5.500%	5,000,000	5,976,500
Subordinated Series 2017A
07/01/2034	4.000%	1,750,000	1,821,767
Revenue Bonds
Provident Group-Rowan Properties LLC
Series 2015
01/01/2048	5.000%	7,200,000	6,687,216
Series 2017DDD
06/15/2042	5.000%	1,250,000	1,385,900
Unrefunded Revenue Bonds
Series 2015WW
06/15/2040	5.250%	2,600,000	2,840,838
New Jersey Educational Facilities Authority
Revenue Bonds
Green Bonds
Series 2020A
07/01/2045	5.000%	1,800,000	2,069,208
New Jersey Housing & Mortgage Finance Agency
Refunding Revenue Bonds
Series 2020E (HUD)
10/01/2040	2.250%	5,300,000	5,177,305
New Jersey Transportation Trust Fund Authority
Refunding Revenue Bonds
Federal Highway Reimbursement
Series 2018
06/15/2031	5.000%	5,500,000	6,261,750
Transportation System
Series 2018-A
12/15/2034	5.000%	6,000,000	6,849,540

Columbia Tax-Exempt Fund | Quarterly Report 2020	13

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, October 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2019
12/15/2032	5.000%	2,600,000	3,024,840
12/15/2039	5.000%	1,400,000	1,589,840
Revenue Bonds
Series 2019BB
06/15/2050	5.000%	10,000,000	11,094,700
Transportation Program
Series 2019
06/15/2046	5.000%	3,500,000	3,891,720
Transportation System
Series 2011B
06/15/2031	5.500%	7,250,000	7,438,500
New Jersey Turnpike Authority
Refunding Revenue Bonds
Series 2005A (AGM)
01/01/2030	5.250%	2,000,000	2,666,720
Revenue Bonds
Series 2004C-2 (AMBAC)
01/01/2025	5.500%	2,500,000	2,984,725
State of New Jersey
Unlimited General Obligation Refunding Bonds
Series 2016T
06/01/2021	5.000%	2,550,000	2,610,690
Tobacco Settlement Financing Corp.
Refunding Revenue Bonds
Series 2018A
06/01/2046	5.000%	7,220,000	8,324,227
06/01/2046	5.250%	2,000,000	2,339,940
Subordinated Series 2018B
06/01/2046	5.000%	3,845,000	4,348,772
Total			107,872,707
New Mexico 0.3%
New Mexico Mortgage Finance Authority
Revenue Bonds
Single Family Mortgage Program
Series 2019C Class I (GNMA)
07/01/2034	3.050%	2,185,000	2,356,850
07/01/2039	3.350%	1,830,000	1,980,756
07/01/2044	3.600%	3,810,000	4,079,862
Total			8,417,468
New York 5.6%
Build NYC Resource Corp.(f),(g)
Refunding Revenue Bonds
Pratt Paper, Inc. Project
Series 2014
01/01/2025	4.500%	455,000	482,068
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of New York
Unlimited General Obligation Bonds
Series 2020C
08/01/2033	5.000%	1,500,000	1,922,250
Housing Development Corp.
Revenue Bonds
Sustainable Neighborhood
Series 2017G
11/01/2042	3.600%	4,000,000	4,192,160
Metropolitan Transportation Authority
Revenue Bonds
BAN Series 2019 D-1
09/01/2022	5.000%	6,650,000	6,762,185
BAN Series 2019B-1
05/15/2022	5.000%	3,000,000	3,042,810
BAN Series 2019F
11/15/2022	5.000%	2,000,000	2,037,480
BAN Series 2020A-S2
02/01/2022	4.000%	5,070,000	5,064,879
BAN Subordinated Series 2020B-2B
05/15/2021	5.000%	3,485,000	3,510,510
Green Bonds
Series 2020C-1
11/15/2050	5.000%	4,915,000	5,309,429
New York City Housing Development Corp.
Revenue Bonds
Sustainable Development Bonds
Series 2020A
02/01/2050	2.800%	6,720,000	6,804,941
Sustainable Neighborhood
Series 2019
11/01/2044	3.150%	8,000,000	8,274,800
New York City Transitional Finance Authority
Revenue Bonds
Future Tax Secured
Subordinated Series 2020
05/01/2040	4.000%	4,500,000	5,192,550
New York City Transitional Finance Authority(j)
Revenue Bonds
Future Tax Secured
Subordinated Series 2020D
11/01/2040	4.000%	10,000,000	11,518,900
New York Counties Tobacco Trust VI
Tobacco Settlement Pass-Through Bonds
Series 2016
06/01/2045	5.000%	1,860,000	1,952,107
New York State Dormitory Authority
Refunding Revenue Bonds
Catholic Health System Obligation Group
Series 2019
07/01/2045	4.000%	1,000,000	1,064,070

14	Columbia Tax-Exempt Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, October 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2019A-3
03/15/2041	5.000%	7,000,000	8,556,800
Revenue Bonds
Independent School District-Educational Housing Services
Series 2005 (AMBAC)
07/01/2030	5.250%	3,000,000	3,630,870
School District Finance Program
Series 2020A (AGM)
10/01/2021	5.000%	3,500,000	3,639,055
10/01/2022	5.000%	2,500,000	2,727,275
10/01/2023	5.000%	2,500,000	2,830,600
10/01/2024	5.000%	2,250,000	2,642,063
Series 2020A
07/01/2053	4.000%	4,000,000	4,445,200
New York State Urban Development Corp.
Revenue Bonds
Series 2020A
03/15/2036	5.000%	2,500,000	3,189,725
03/15/2049	4.000%	8,155,000	9,154,477
New York Transportation Development Corp.(g)
Revenue Bonds
Delta Air Lines, Inc. Laguardia
Series 2020
10/01/2035	5.000%	8,000,000	8,717,360
Port Authority of New York & New Jersey(g)
Refunding Revenue Bonds
Consolidated 197th
Series 2016-197
11/15/2036	5.000%	2,550,000	2,980,976
Consolidated 206th
Series 2017-206
11/15/2047	5.000%	1,895,000	2,187,569
Series 2016-197
11/15/2033	5.000%	6,545,000	7,699,996
Revenue Bonds
Consolidated 218th
Series 2019
11/01/2037	4.000%	4,000,000	4,495,560
11/01/2041	4.000%	1,000,000	1,109,130
Consolidated Bonds
Series 221
07/15/2039	4.000%	6,500,000	7,318,285
07/15/2040	4.000%	6,000,000	6,733,140
07/15/2055	4.000%	4,750,000	5,207,995
State of New York Mortgage Agency
Refunding Revenue Bonds
Series 2018-211
10/01/2043	3.750%	11,620,000	12,442,696
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Ulster County Capital Resource Corp.(f)
Refunding Revenue Bonds
Woodland Pond at New Paltz
Series 2017
09/15/2042	5.250%	2,480,000	2,329,538
09/15/2047	5.250%	3,025,000	2,765,183
09/15/2053	5.250%	6,240,000	5,612,256
Westchester County Local Development Corp.
Refunding Revenue Bonds
Westchester Medical Center
Series 2016
11/01/2046	5.000%	4,000,000	4,343,320
Total			181,890,208
North Carolina 1.6%
City of Charlotte Water & Sewer System
Refunding Revenue Bonds
Series 2020
07/01/2032	5.000%	1,625,000	2,191,410
07/01/2033	5.000%	2,250,000	3,013,942
07/01/2034	5.000%	1,900,000	2,536,291
Durham Housing Authority(g)
Prerefunded 01/31/23 Revenue Bonds
Magnolia Pointe Apartments
Series 2005
02/01/2038	5.650%	2,906,389	3,226,819
North Carolina Department of Transportation(g)
Revenue Bonds
I-77 Hot Lanes Project
Series 2015
06/30/2054	5.000%	12,500,000	13,142,875
North Carolina Eastern Municipal Power Agency
Prerefunded 01/01/22 Revenue Bonds
Series 1988A
01/01/2026	6.000%	1,940,000	2,067,361
North Carolina Medical Care Commission
Refunding Revenue Bonds
Sharon Towers
Series 2019A
07/01/2039	5.000%	1,650,000	1,768,437
07/01/2044	5.000%	2,260,000	2,403,510
Revenue Bonds
Novant Health Obligated Group
Series 2019A
11/01/2052	4.000%	2,815,000	3,149,028
Twin Lakes Community
Series 2019A
01/01/2049	5.000%	3,000,000	3,209,130
North Carolina Turnpike Authority
Revenue Bonds
Senior Lien - Triangle Expressway
Series 2019
01/01/2049	5.000%	7,000,000	8,297,800

Columbia Tax-Exempt Fund | Quarterly Report 2020	15

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, October 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
North Carolina Turnpike Authority(i)
Revenue Bonds
Series 2017C
07/01/2030	0.000%	445,000	322,207
07/01/2034	0.000%	1,135,000	658,913
Series 2019
01/01/2044	0.000%	4,000,000	2,020,680
Triangle Expressway System
Series 2019
01/01/2042	0.000%	6,550,000	3,566,737
01/01/2043	0.000%	3,500,000	1,834,455
Total			53,409,595
North Dakota 0.4%
North Dakota Housing Finance Agency
Revenue Bonds
Home Mortgage Program
Series 2019
07/01/2043	3.050%	2,080,000	2,173,558
Housing Finance Program
Series 2017 (FHA)
07/01/2037	3.450%	1,985,000	2,111,802
Housing Finance Program-Home Mortgage Finance
Series 2018
07/01/2042	3.950%	7,850,000	8,492,366
Total			12,777,726
Ohio 2.6%
American Municipal Power, Inc.
Revenue Bonds
AMP Fremont Energy Center Project
Series 2012
02/15/2037	5.000%	13,220,000	13,896,732
Buckeye Tobacco Settlement Financing Authority
03/04/2020
06/01/2055	5.000%	13,500,000	14,442,975
Refunded Revenue Bonds
Series 2020A-2 Class 1
06/01/2039	4.000%	2,000,000	2,316,820
City of Middleburg Heights
Prerefunded 08/01/21 Revenue Bonds
Southwest General Facilities
Series 2011
08/01/2036	5.250%	2,380,000	2,469,345
County of Hamilton
Revenue Bonds
Cincinnati Children’s Hospital Project
Series 2019
11/15/2049	5.000%	10,000,000	15,485,900
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of Marion
Refunding Revenue Bonds
United Church Homes, Inc.
Series 2019
12/01/2049	5.125%	625,000	635,637
Lake County Port & Economic Development Authority(f),(h)
Revenue Bonds
1st Mortgage - Tapestry Wickliffe LLC
Series 2017
12/01/2037	0.000%	6,000,000	2,098,980
12/01/2052	0.000%	1,500,000	524,550
Ohio Air Quality Development Authority(f),(g)
Revenue Bonds
Pratt Paper LLC Project
Series 2017
01/15/2038	4.250%	1,000,000	1,065,020
Ohio Turnpike & Infrastructure Commission
Refunding Revenue Bonds
Series 1998A (NPFGC)
02/15/2026	5.500%	3,000,000	3,697,920
State of Ohio
Refunding Revenue Bonds
Cleveland Clinic Health System
Series 2017
01/01/2036	4.000%	4,500,000	5,173,380
State of Ohio(g)
Revenue Bonds
Portsmouth Bypass Project
Series 2015
06/30/2053	5.000%	9,835,000	10,934,160
Toledo-Lucas County Port Authority
Refunding Revenue Bonds
CSX Transportation, Inc. Project
Series 1992
12/15/2021	6.450%	3,950,000	4,187,948
Revenue Bonds
University of Toledo Project
Series 2014
07/01/2046	5.000%	5,000,000	5,066,500
Special Assessment Bonds
Town Square - Levis Commons Project
Series 2016
11/01/2036	5.400%	1,473,676	1,238,713
Total			83,234,580
Oklahoma 0.1%
Tulsa County Industrial Authority
Refunding Revenue Bonds
Montereau, Inc. Project
Series 2017
11/15/2045	5.250%	2,000,000	2,104,320

16	Columbia Tax-Exempt Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, October 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Oregon 0.6%
City of Forest Grove
Refunding Revenue Bonds
Campus Improvement Pacific University Project
Series 2014
05/01/2040	5.000%	1,500,000	1,532,040
Clackamas County Hospital Facility Authority
Refunding Revenue Bonds
Rose Villa Project
Series 2020A
11/15/2050	5.250%	1,000,000	1,055,250
Hospital Facilities Authority of Multnomah County
Refunding Revenue Bonds
Mirabella at South Waterfront
Series 2014A
10/01/2044	5.400%	3,225,000	3,350,162
Medford Hospital Facilities Authority
Refunding Revenue Bonds
Asante Project
Series 2020A
08/15/2037	5.000%	2,900,000	3,670,327
Port of Portland Airport(g)
Revenue Bonds
Series 2017-24B
07/01/2034	5.000%	1,355,000	1,575,838
07/01/2042	5.000%	2,000,000	2,280,620
State of Oregon Housing & Community Services Department
Revenue Bonds
Series 2017D
01/01/2038	3.450%	5,115,000	5,523,228
Total			18,987,465
Pennsylvania 8.1%
Bucks County Industrial Development Authority
Revenue Bonds
St. Luke’s University Health Network
Series 2019
08/15/2050	4.000%	4,000,000	4,294,480
Commonwealth Financing Authority
Revenue Bonds
Tobacco Master Settlement Payment
Series 2018
06/01/2034	5.000%	1,000,000	1,237,110
Commonwealth of Pennsylvania
Refunding Certificate of Participation
Series 2018A
07/01/2043	5.000%	2,500,000	2,979,325
Cumberland County Municipal Authority
Refunding Revenue Bonds
Diakon Lutheran Ministries
Series 2015
01/01/2038	5.000%	8,840,000	9,401,782
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Dauphin County Industrial Development Authority(g)
Revenue Bonds
Dauphin Consolidated Water Supply
Series 1992A
06/01/2024	6.900%	3,400,000	4,062,354
Delaware Valley Regional Finance Authority
Revenue Bonds
Series 1997C (AMBAC)
07/01/2027	7.750%	1,000,000	1,341,210
Franklin County Industrial Development Authority
Refunding Revenue Bonds
Menno-Haven, Inc. Project
Series 2018
12/01/2048	5.000%	1,300,000	1,344,460
Geisinger Authority
Refunding Revenue Bonds
Geisinger Health System
Series 2017
02/15/2039	4.000%	6,000,000	6,663,480
Montgomery County Industrial Development Authority
Refunding Revenue Bonds
Albert Einstein HealthCare Network
Series 2015
01/15/2045	5.250%	9,000,000	9,396,990
Meadowood Senior Living Project
Series 2018
12/01/2048	5.000%	2,000,000	2,124,700
Northampton County General Purpose Authority
Refunding Revenue Bonds
St. Luke’s University Health Network
Series 2018
08/15/2048	4.000%	20,000,000	21,528,200
Pennsylvania Economic Development Financing Authority
Refunding Revenue Bonds
Series 2017A
11/15/2042	4.000%	30,000,000	33,048,000
Pennsylvania Economic Development Financing Authority(f),(h)
Refunding Revenue Bonds
Tapestry Moon Senior Housing Project
Series 2018
12/01/2053	0.000%	6,000,000	5,100,000
Pennsylvania Economic Development Financing Authority(g)
Revenue Bonds
PA Bridges Finco LP
Series 2015
12/31/2038	5.000%	1,625,000	1,835,697
06/30/2042	5.000%	29,375,000	32,936,719
Proctor & Gamble Paper Project
Series 2001
03/01/2031	5.375%	1,000,000	1,339,000

Columbia Tax-Exempt Fund | Quarterly Report 2020	17

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, October 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Pennsylvania Housing Finance Agency
Refunding Revenue Bonds
Series 2017-124B
10/01/2037	3.500%	16,000,000	16,781,600
Revenue Bonds
Series 2019-129
10/01/2039	3.150%	7,730,000	8,107,379
Pennsylvania Turnpike Commission
Refunding Subordinated Revenue Bonds
Series 2015A-1
12/01/2045	5.250%	25,295,000	29,008,559
Series 2016A-1
12/01/2046	5.000%	5,000,000	5,694,450
Revenue Bonds
Series 2014B
12/01/2044	5.250%	10,000,000	11,287,100
Subordinated Series 2017B-1
06/01/2042	5.000%	15,000,000	17,466,300
Subordinated Series 2018B
12/01/2043	5.000%	7,000,000	8,379,210
Subordinated Revenue Bonds
Series 2014A-1
12/01/2043	5.000%	16,940,000	18,982,625
Philadelphia Authority for Industrial Development
Revenue Bonds
First Philadelphia Preparatory Charter School
Series 2014
06/15/2043	7.250%	5,475,000	6,093,675
School District of Philadelphia (The)
Limited General Obligation Bonds
Series 2018A
09/01/2037	5.000%	1,000,000	1,212,390
Series 2018B
09/01/2043	5.000%	985,000	1,171,116
Westmoreland County Municipal Authority(i)
Revenue Bonds
Capital Appreciation
Series 1999A (NPFGC)
08/15/2022	0.000%	2,000,000	1,981,420
Total			264,799,331
Puerto Rico 0.5%
Puerto Rico Public Finance Corp.(k)
Revenue Bonds
Commonwealth Appropriation
Series 2002E Escrowed to Maturity (AMBAC)
08/01/2027	5.500%	450,000	589,968
Unrefunded Revenue Bonds
Commonwealth Appropriation
Series 2002E Escrowed to Maturity
08/01/2026	6.000%	2,470,000	3,194,500
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2002E Escrowed to Maturity (AMBAC)
08/01/2027	5.500%	1,050,000	1,376,592
Puerto Rico Sales Tax Financing Corp.(i),(k)
Revenue Bonds
Series 2018A-1
07/01/2046	0.000%	28,000,000	8,055,600
Puerto Rico Sales Tax Financing Corp. Sales Tax(k)
Revenue Bonds
Series 2019A-1
07/01/2058	5.000%	4,000,000	4,251,400
Total			17,468,060
South Carolina 1.5%
Piedmont Municipal Power Agency
Unrefunded Revenue Bonds
Series 1993 (NPFGC)
01/01/2025	5.375%	11,070,000	13,046,217
South Carolina Jobs-Economic Development Authority
Refunding Revenue Bonds
Bon Secours Mercy Health, Inc.
Series 2020
12/01/2046	5.000%	4,200,000	5,177,298
Revenue Bonds
York Preparatory Academy Project
Series 2014A
11/01/2023	5.750%	480,000	494,410
11/01/2033	7.000%	910,000	999,298
11/01/2045	7.250%	3,935,000	4,286,120
South Carolina Ports Authority(g)
Prerefunded 07/01/25 Revenue Bonds
Series 2015
07/01/2050	5.250%	13,675,000	16,678,030
Revenue Bonds
Series 2018
07/01/2048	5.000%	4,260,000	4,996,852
07/01/2055	5.000%	1,380,000	1,609,287
South Carolina State Housing Finance & Development Authority
Revenue Bonds
Series 2020A
07/01/2035	2.650%	1,000,000	1,044,300
07/01/2040	3.000%	1,000,000	1,053,310
Total			49,385,122
South Dakota 0.6%
South Dakota Health & Educational Facilities Authority
Refunding Revenue Bonds
Sanford Obligated Group
Series 2015
11/01/2035	5.000%	2,500,000	2,914,725
11/01/2045	5.000%	6,920,000	7,920,217

18	Columbia Tax-Exempt Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, October 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Regional Health
Series 2017
09/01/2040	5.000%	6,500,000	7,682,350
Total			18,517,292
Tennessee 1.3%
Chattanooga Health Educational & Housing Facility Board
Refunding Revenue Bonds
Student Housing - CDFI Phase I
Series 2015
10/01/2032	5.000%	1,300,000	1,332,331
10/01/2035	5.000%	645,000	655,913
Greeneville Health & Educational Facilities Board
Refunding Revenue Bonds
Ballad Health Obligation Group
Series 2018
07/01/2035	5.000%	1,000,000	1,197,320
07/01/2040	4.000%	7,200,000	7,834,896
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board
Revenue Bonds
Vanderbilt University Medical Center
Series 2016
07/01/2046	5.000%	6,800,000	7,766,620
Series 2017A
07/01/2048	5.000%	1,665,000	1,929,519
Shelby County Health Educational & Housing Facilities Board
Revenue Bonds
Farms at Bailey Station (The)
Series 2019
10/01/2054	5.750%	12,000,000	11,158,320
Tennessee Housing Development Agency
Revenue Bonds
3rd Issue
Series 2017
07/01/2037	3.400%	1,100,000	1,186,064
07/01/2042	3.600%	735,000	780,629
Issue 3
Series 2018
01/01/2049	3.950%	7,770,000	8,255,159
Total			42,096,771
Texas 9.2%
Central Texas Regional Mobility Authority
Prerefunded 01/01/23 Revenue Bonds
Senior Lien
Series 2013A
01/01/2033	5.000%	2,700,000	2,968,812
Refunding Revenue Bonds
Series 2016
01/01/2046	5.000%	9,835,000	11,104,403
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Senior Lien
Series 2015A
01/01/2045	5.000%	3,000,000	3,359,760
Central Texas Regional Mobility Authority(i)
Revenue Bonds
Capital Appreciation
Series 2010
01/01/2025	0.000%	2,000,000	1,883,500
Central Texas Turnpike System
Prerefunded 08/15/22 Revenue Bonds
1st Tier
Series 2012A
08/15/2041	5.000%	16,075,000	17,432,694
Refunding Revenue Bonds
Series 2020A
08/15/2039	5.000%	2,400,000	3,058,488
Subordinated Series 2015C
08/15/2042	5.000%	14,730,000	16,440,006
Subordinated Refunding Revenue Bonds
Series 2015C
08/15/2037	5.000%	10,000,000	11,244,200
City of Austin Airport System(g)
Revenue Bonds
Series 2017B
11/15/2041	5.000%	1,000,000	1,149,380
11/15/2046	5.000%	3,000,000	3,421,050
Series 2019B
11/15/2044	5.000%	6,500,000	7,783,685
City of Houston Airport System(g)
Revenue Bonds
Subordinated Series 2020A
07/01/2047	4.000%	4,200,000	4,605,384
Clifton Higher Education Finance Corp.
Revenue Bonds
Idea Public Schools
Series 2012
08/15/2032	5.000%	2,165,000	2,276,433
08/15/2042	5.000%	5,575,000	5,809,373
Series 2013
08/15/2033	6.000%	990,000	1,100,504
International Leadership
Series 2015
08/15/2038	5.750%	3,000,000	3,400,680
International Leadership of Texas
Series 2015
08/15/2045	5.750%	10,500,000	11,792,130
Series 2015A
12/01/2035	5.000%	2,200,000	2,382,798
12/01/2045	5.000%	1,100,000	1,170,653

Columbia Tax-Exempt Fund | Quarterly Report 2020	19

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, October 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Collin County Community College District
Limited General Obligation Bonds
Series 2020A
08/15/2036	4.000%	1,250,000	1,501,625
Dallas Love Field(g)
Revenue Bonds
Series 2017
11/01/2034	5.000%	750,000	865,470
11/01/2035	5.000%	1,000,000	1,150,590
Dallas/Fort Worth International Airport(g)
Refunding Revenue Bonds
Series 2014A
11/01/2032	5.000%	3,400,000	3,737,178
Dallas/Fort Worth International Airport
Refunding Revenue Bonds
Series 2020A
11/01/2035	4.000%	1,250,000	1,453,725
Deaf Smith County Hospital District
Limited General Obligation Refunding Bonds
Series 2017
03/01/2030	5.000%	1,000,000	1,149,910
03/01/2031	5.000%	1,195,000	1,367,391
03/01/2034	5.000%	645,000	729,566
03/01/2040	4.000%	2,945,000	3,111,157
Grand Parkway Transportation Corp.
Refunding Revenue Bonds
Grand Parkway System
Series 2020C
10/01/2045	4.000%	3,000,000	3,438,540
Harris County Flood Control District
Limited General Obligation Bonds
Series 2020A
10/01/2032	5.000%	5,500,000	7,263,630
Harris County Toll Road Authority (The)
Refunding Revenue Bonds
Senior Lien
Series 2018A
08/15/2048	4.000%	4,000,000	4,491,760
Katy Independent School District
Unlimited General Obligation Bonds
Series 2020
02/15/2034	4.000%	3,020,000	3,704,815
Lower Colorado River Authority
Refunding Revenue Bonds
LCRA Transmission Services Corp. Project
Series 2020
05/15/2022	5.000%	1,000,000	1,072,170
New Hope Cultural Education Facilities Finance Corp.
Prerefunded 04/01/25 Revenue Bonds
Collegiate Housing Tarleton State University
Series 2015
04/01/2047	5.000%	2,995,000	3,564,919
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Refunding Revenue Bonds
Texas Children’s Health System
Series 2017A
08/15/2040	4.000%	7,015,000	7,866,691
Revenue Bonds
Bridgemoor Plano Project
Series 2018
12/01/2053	7.250%	10,000,000	8,908,300
Cardinal Bay, Inc. - Village on the Park
Series 2016
07/01/2031	4.000%	1,000,000	842,680
07/01/2046	5.000%	7,235,000	5,973,867
07/01/2051	4.750%	6,745,000	4,986,376
Collegiate Housing College Station
Series 2014
04/01/2046	5.000%	7,250,000	7,133,855
Texas A&M University - Corpus Christi
Series 2017
04/01/2042	5.000%	2,000,000	1,903,960
New Hope Cultural Education Facilities Finance Corp.(f)
Revenue Bonds
Jubilee Academic Center Project
Series 2017
08/15/2037	5.000%	940,000	946,251
North Texas Tollway Authority
Refunding Revenue Bonds
2nd Tier
Series 2015A
01/01/2038	5.000%	9,230,000	10,589,671
Series 2019A
01/01/2037	4.000%	5,000,000	5,745,550
Northwest Independent School District
Unlimited General Obligation Refunding Bonds
Series 2020
02/15/2034	4.000%	2,250,000	2,771,212
02/15/2038	4.000%	2,320,000	2,814,346
02/15/2040	4.000%	1,415,000	1,710,678
Pottsboro Higher Education Finance Corp.
Revenue Bonds
Series 2016A
08/15/2036	5.000%	390,000	407,070
Red River Health Facilities Development Corp.
Revenue Bonds
MRC Crossings Project
Series 2014A
11/15/2034	7.500%	2,000,000	2,073,480
Sanger Industrial Development Corp.(f),(g),(h)
Revenue Bonds
Texas Pellets Project
Series 2012B
07/01/2038	0.000%	34,645,000	8,661,250

20	Columbia Tax-Exempt Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, October 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Tarrant County Cultural Education Facilities Finance Corp.
Refunding Revenue Bonds
Trinity Terrace Project
Series 2014
10/01/2044	5.000%	2,500,000	2,601,550
10/01/2049	5.000%	1,870,000	1,941,135
Revenue Bonds
CC Young Memorial Home
Series 2009A
02/15/2038	8.000%	3,500,000	2,762,795
Texas Private Activity Bond Surface Transportation Corp.
Refunding Revenue Bonds
LBJ Infrastructure Group LLC I-635 Managed Lanes Project
Series 2020
06/30/2034	4.000%	2,000,000	2,273,440
12/31/2039	4.000%	400,000	444,920
Senior Lien - North Tarrant Express
Series 2019
12/31/2038	4.000%	3,500,000	3,901,345
Texas Private Activity Bond Surface Transportation Corp.(g)
Revenue Bonds
Segment 3C Project
Series 2019
06/30/2058	5.000%	11,500,000	13,072,740
Senior Lien - Blueridge Transportation Group LLC
Series 2016
12/31/2040	5.000%	2,000,000	2,194,020
12/31/2045	5.000%	1,250,000	1,359,888
12/31/2050	5.000%	7,750,000	8,408,827
12/31/2055	5.000%	6,250,000	6,769,437
Texas Transportation Commission
Revenue Bonds
State Highway 249 System Toll
Series 2019
08/01/2057	5.000%	2,000,000	2,265,560
Tomball Independent School District
Unlimited General Obligation Bonds
School Building
Series 2020
02/15/2034	3.000%	1,750,000	1,944,915
02/15/2035	3.000%	1,750,000	1,938,668
02/15/2036	3.000%	1,435,000	1,582,504
02/15/2038	4.000%	1,750,000	2,133,040
02/15/2039	4.000%	1,250,000	1,517,300
02/15/2040	4.000%	1,000,000	1,208,960
University of Texas System (The)
Revenue Bonds
Series 2019B
08/15/2049	5.000%	10,000,000	15,630,900
Total			298,273,560
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Utah 0.7%
Salt Lake City Corp. Airport(g)
Revenue Bonds
Series 2017A
07/01/2036	5.000%	4,000,000	4,656,960
07/01/2047	5.000%	11,500,000	13,087,460
Series 2018-A
07/01/2048	5.000%	3,000,000	3,464,610
Total			21,209,030
Virginia 1.1%
Chesapeake Bay Bridge & Tunnel District
Revenue Bonds
1st Tier General Resolution
Series 2016
07/01/2046	5.000%	3,500,000	3,959,830
Fredericksburg Economic Development Authority
Refunding Revenue Bonds
Mary Washington Healthcare Obligation
Series 2014
06/15/2030	5.000%	1,000,000	1,119,660
06/15/2031	5.000%	800,000	893,328
06/15/2033	5.000%	500,000	555,325
Mosaic District Community Development Authority
Prerefunded 03/01/21 Tax Allocation Bonds
Series 2011A
03/01/2026	6.625%	2,145,000	2,188,114
Virginia Small Business Financing Authority(g)
Revenue Bonds
Transform 66 P3 Project
Series 2017
12/31/2052	5.000%	3,750,000	4,184,850
12/31/2056	5.000%	20,300,000	22,616,433
Total			35,517,540
Washington 2.0%
Greater Wenatchee Regional Events Center Public Facilities District
Revenue Bonds
Series 2012A
09/01/2027	5.000%	1,540,000	1,563,531
09/01/2032	5.250%	1,000,000	1,012,430
King County Housing Authority
Refunding Revenue Bonds
Series 2018
05/01/2038	3.750%	2,915,000	3,188,106
King County Public Hospital District No. 4
Revenue Bonds
Series 2015A
12/01/2035	6.000%	1,300,000	1,411,449
12/01/2045	6.250%	2,500,000	2,693,025

Columbia Tax-Exempt Fund | Quarterly Report 2020	21

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, October 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Port of Seattle(g)
Revenue Bonds
Series 2018A
05/01/2043	5.000%	8,000,000	9,123,280
Washington Health Care Facilities Authority
Refunding Revenue Bonds
Multicare Health System
Series 2017B
08/15/2041	4.000%	10,500,000	11,676,000
Seattle Cancer Care Alliance
Series 2020
09/01/2050	5.000%	2,250,000	2,707,987
Virginia Mason Medical Center
Series 2017
08/15/2042	4.000%	3,335,000	3,459,129
Washington State Housing Finance Commission
Prerefunded 01/01/23 Revenue Bonds
Presbyterian Retirement
Series 2013
01/01/2028	5.000%	985,000	1,083,067
Revenue Bonds
Heron’s Key
Series 2015A
07/01/2030	6.500%	730,000	791,357
07/01/2035	6.750%	550,000	591,657
Washington State Housing Finance Commission(f)
Refunding Revenue Bonds
Nonprofit Housing-Mirabella
Series 2012
10/01/2032	6.500%	9,400,000	9,588,188
10/01/2047	6.750%	1,000,000	1,022,140
Skyline 1st Hill Project
Series 2015
01/01/2025	5.000%	770,000	786,255
01/01/2035	5.750%	575,000	595,999
01/01/2045	6.000%	2,325,000	2,398,865
Revenue Bonds
Heron’s Key
Series 2015A
07/01/2050	7.000%	1,250,000	1,335,563
Transforming Age Projects
Series 2019A
01/01/2055	5.000%	2,250,000	2,300,647
Unrefunded Revenue Bonds
Presbyterian Retirement
Series 2013
01/01/2023	5.000%	400,000	405,940
01/01/2028	5.000%	1,030,000	1,051,496
01/01/2033	5.000%	1,315,000	1,335,356
01/01/2043	5.250%	3,870,000	3,924,915
Total			64,046,382
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
West Virginia 0.8%
West Virginia Hospital Finance Authority
Refunding Revenue Bonds
Cabell Huntington Hospital Obligation
Series 2018
01/01/2047	4.125%	5,000,000	5,328,750
Revenue Bonds
West Virginia University Health System Obligation
Series 2018
06/01/2052	5.000%	16,500,000	19,451,850
Total			24,780,600
Wisconsin 2.2%
Public Finance Authority
Refunding Revenue Bonds
Friends Homes
Series 2019
09/01/2049	5.000%	4,250,000	4,649,458
Revenue Bonds
ACTS Retirement - Life Communities
Series 2020
11/15/2041	5.000%	4,000,000	4,679,440
Public Finance Authority(f)
Refunding Revenue Bonds
Mary’s Woods at Marylhurst
Series 2017
05/15/2042	5.250%	820,000	863,468
05/15/2047	5.250%	1,105,000	1,157,178
State of Wisconsin
Unlimited General Obligation Bonds
Series 2020A
05/01/2029	4.000%	10,530,000	12,983,069
State of Wisconsin(j)
Unlimited General Obligation Refunding Bonds
Series 2021-1
05/01/2031	5.000%	2,700,000	3,578,094
Wisconsin Health & Educational Facilities Authority
Prerefunded 05/15/26 Revenue Bonds
Ascension Health
Series 2016
11/15/2046	4.000%	1,390,000	1,653,502
Prerefunded 08/15/23 Revenue Bonds
Beaver Dam Community Hospitals
Series 2013A
08/15/2028	5.125%	6,750,000	7,625,812
08/15/2034	5.250%	8,000,000	9,065,680
Refunding Revenue Bonds
St. Camillus Health System, Inc.
Series 2019
11/01/2046	5.000%	2,100,000	2,110,563

22	Columbia Tax-Exempt Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, October 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Covenant Communities, Inc. Project
Series 2018A
07/01/2048	4.000%	2,335,000	2,193,429
07/01/2053	4.125%	5,000,000	4,737,800
Series 2018B
07/01/2038	4.375%	1,250,000	1,178,600
07/01/2043	4.500%	1,375,000	1,280,551
07/01/2048	5.000%	500,000	499,965
St. John’s Communities, Inc. Project
Series 2018A
09/15/2050	5.000%	3,750,000	3,824,963
Unrefunded Refunding Revenue Bond
Ascension Health
Series 2016A
11/15/2046	4.000%	3,610,000	3,978,256
Wisconsin Housing & Economic Development Authority
Revenue Bonds
Series 2019A (FNMA)
09/01/2035	3.500%	5,000,000	5,447,150
Total			71,506,978
Wyoming 0.2%
County of Campbell
Refunding Revenue Bonds
Basin Electric Power Cooperative
Series 2019
07/15/2039	3.625%	7,600,000	8,145,680
Total Municipal Bonds (Cost $3,072,121,431)			3,188,390,492

Municipal Bonds Held in Trust 0.7%

North Carolina 0.7%
North Carolina Medical Care Commission Health Care Facilities(l)
Revenue Bonds
Novant Health Obligated Group
Series 2019A
11/01/2049	4.000%	20,600,000	23,139,207
Total Municipal Bonds Held in Trust (Cost $22,738,986)			23,139,207

Municipal Short Term 0.0%
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
Massachusetts 0.0%
City of Somerville
Limited General Obligation Notes
Series 2020
06/04/2021	0.310%	374	378
Total Municipal Short Term (Cost $378)			378

Money Market Funds 0.6%
	Shares	Value ($)
Dreyfus AMT-Free Tax Exempt Cash Management Fund, Institutional Shares, 0.010%(m)	202,173	202,153
JPMorgan Institutional Tax Free Money Market Fund, Institutional Shares, 0.012%(m)	18,435,424	18,435,424
Total Money Market Funds (Cost $18,637,591)		18,637,577
Total Investments in Securities (Cost $3,125,179,448)		3,241,773,612
Other Assets & Liabilities, Net		8,102,419
Net Assets		$3,249,876,031

Investments in derivatives
Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Long Bond	(215)	12/2020	USD	(37,080,781)	23,616	—
U.S. Treasury 10-Year Note	(425)	12/2020	USD	(58,742,969)	25,558	—
Total					49,174	—
Columbia Tax-Exempt Fund | Quarterly Report 2020	23

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, October 31, 2020 (Unaudited)
Notes to Portfolio of Investments
(a)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At October 31, 2020, the total value of these securities amounted to $377,648, which represents 0.01% of total net assets.
(b)	Valuation based on significant unobservable inputs.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended October 31, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Multi-Sector Municipal Income ETF
	6,078,122	—	—	(54,812)	6,023,310	—	33,005	274,473

(d)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(e)	Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of October 31, 2020.
(f)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At October 31, 2020, the total value of these securities amounted to $102,010,037, which represents 3.14% of total net assets.
(g)	Income from this security may be subject to alternative minimum tax.
(h)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At October 31, 2020, the total value of these securities amounted to $23,832,720, which represents 0.73% of total net assets.
(i)	Zero coupon bond.
(j)	Represents a security purchased on a when-issued basis.
(k)	Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At October 31, 2020, the total value of these securities amounted to $17,468,060, which represents 0.54% of total net assets.
(l)	The Fund entered into transactions in which it transfers to trusts fixed rate municipal bonds in exchange for cash and residual interests in the trusts, which are in the form of inverse floating rate securities. The trusts fund the purchases of the municipal bonds by issuing short-term floating rate notes to third parties. The municipal bonds transferred to the trusts remain in the Fund’s Portfolio of Investments.
(m)	The rate shown is the seven-day current annualized yield at October 31, 2020.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
BAM	Build America Mutual Assurance Co.
BAN	Bond Anticipation Note
FHA	Federal Housing Authority
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
HUD	Department of Housing and Urban Development
NPFGC	National Public Finance Guarantee Corporation
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
24	Columbia Tax-Exempt Fund | Quarterly Report 2020

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